SCHEDULE OF COST INCURRED IN OIL AND GAS PROPERTY ACQUISITION EXPLORATION AND DEVELOPMENT (Details) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Acquisition of properties
Proved		6,220,997
Unproved	303,500	4,746,297
Exploration costs	114,424
Development costs		$ 2,696,615